Personnel Figures (Tables)	12 Months Ended
Dec. 31, 2019
PERSONNEL FIGURES
Summary of Number of Employees

	12-31-2019
Country	Managers and Main Executives	Professionals and Technicians	Workers and Others	Total
Chile	19	600	68	687
Argentina	—	6	17	23
Total	19	606	85	710
Average	19	600	86

	12-31-2018
Country	Managers and Main Executives	Professionals and Technicians	Workers and Others	Total
Chile	20	653	68	741
Argentina	—	7	19	26
Total	20	660	87	767
Average	19	703	74